Additional Information on Consolidated Loss (Tables)	12 Months Ended
Mar. 31, 2019
Profit Loss [Abstract]
Schedule of Additional Information on Consolidated Loss

The following table provides additional information on the consolidated loss:

Year ended	March 31,
	2019	2018	2017
	$	$	$
Revenue – contingent rental (a)	1,814	1,319	817
Employee compensation costs	129,521	85,368	52,190
Tax credits	3,650	4,017	3,827
Selling expenses	19,897	9,168	5,624
General and administrative expenses	32,718	22,235	13,424